CAPITAL STOCK (Details Narrative) (USD $)	Mar. 31, 2012	Mar. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2012 Series B Convertible Preferred Stock [Member]
Series A Convertible Preferred stock		25,000,000
Series A Convertible preferred stock, Par value		$ 0.001
Series A Convertible Preferred Stock outstanding		100
Series B Convertible Preferred Stock outstanding			14,750,000
Common Stock authorized	350,000,000
Common Stock, par value	$ 0.001
Common Stock issued	81,998,520
Common Stock, outstanding	81,998,520